COMMITMENTS AND CONTINGENT LIABILITIES (Commissions and Royalty Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commissions arrangements:
Commission expenses	$ 701	$ 781	$ 670
Royalty commitments:
Royalty expense	270	177	202
TAT Technologies Ltd [Member] | Minimum [Member]
Commissions arrangements:
Percentage rate paid to sales agents for marketing commissions	1.00%
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	12.00%
TAT Technologies Ltd [Member] | Maximum [Member]
Commissions arrangements:
Percentage rate paid to sales agents for marketing commissions	12.00%
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	17.00%
Limco Piedmont Inc [Member]
Royalty commitments:
Royalty expense	$ 680	$ 400	$ 232
Limco Piedmont Inc [Member] | Minimum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	3.00%
Royalties percentage rate for sales of additional products developed by third parties	1.50%
Royalties percentage rate for sales of parts use in MRO services developed by third parties	10.00%
Limco Piedmont Inc [Member] | Maximum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	5.00%
Royalties percentage rate for sales of additional products developed by third parties	10.00%
Royalties percentage rate for sales of parts use in MRO services developed by third parties	20.00%